As filed with the Securities and Exchange Commission on August 1, 2022

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 145	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 147	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3600

H.J. Willcox, Esq.

Principal & Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

David W. Blass, Esq.

Ryan P. Brizek, Esq.

Simpson Thacher & Bartlett LLP

900 G Street, N.W.

Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on August 19, 2022 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value, $0.001 per share.

EXPLANATORY NOTE

Post-Effective Amendment No. 144 (the “Amendment”) to the Registration Statement was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), on June 3, 2022 to amend certain disclosures and investment strategies related to the AQR Managed Futures Strategy Fund and AQR Managed Futures Strategy HV Fund. The Amendment would have become effective on August 2, 2022. This Post-Effective Amendment No. 145 is being filed pursuant to Rule 485(b)(1)(iii) under the 1933 Act solely for the purpose of delaying, until August 19, 2022, the effectiveness of the Amendment. This Post-Effective Amendment No. 145 incorporates by reference the information contained in Parts A, B and Part C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 1st day of August, 2022.

AQR Funds

By	/s/ Ted Pyne
Ted Pyne President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Ted Pyne	Ted Pyne

(Ted Pyne)	President (Principal Executive Officer)	August 1, 2022
/s/ Heather Bonner	Heather Bonner

(Heather Bonner)	Chief Financial Officer (Principal Financial Officer)	August 1, 2022
*	David Kabiller

(David Kabiller)	Trustee
*	William L. Atwell

(William L. Atwell)	Trustee
*	Gregg D. Behrens

(Gregg D. Behrens)	Trustee
*	Kathleen Hagerty

(Kathleen Hagerty)	Trustee
*	Brian Posner

(Brian Posner)	Trustee
*	L. Joe Moravy

(L. Joe Moravy)	Trustee
*	Mark A. Zurack

(Mark A. Zurack)	Trustee

*By:	/s/ Nicole DonVito	August 1, 2022
Nicole DonVito Attorney-in-fact for each Trustee

AQR Managed Futures Strategy Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 1st day of August, 2022.

AQR Managed Futures Strategy Offshore Fund Ltd.:

By	/s/ Nicole DonVito
Nicole DonVito Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	August 1, 2022
(Nicole DonVito)

/s/ Heather Bonner	Director of AQR Managed Futures Strategy Offshore Fund Ltd.	August 1, 2022
(Heather Bonner)

AQR Managed Futures Strategy HV Offshore Fund Ltd. has duly caused this Registration Statement of AQR Funds, with respect only to information that specifically relates to AQR Managed Futures Strategy HV Offshore Fund Ltd., to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 1st day of August, 2022.

AQR Managed Futures Strategy HV Offshore Fund Ltd.:

By	/s/ Nicole DonVito
Nicole DonVito Director

This Registration Statement of AQR Funds, with respect only to information that specifically relates to the AQR Managed Futures Strategy HV Offshore Fund Ltd., has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Nicole DonVito	Director of AQR Managed Futures Strategy HV Offshore Fund Ltd	August 1, 2022
(Nicole DonVito)

/s/ Heather Bonner	Director of AQR Managed Futures Strategy HV Offshore Fund Ltd.	August 1, 2022
(Heather Bonner)